Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (IFRS 9 And IAS 39)_Details of gains or losses related to net gain or loss on financial instruments at FVTPL (Details)
		12 Months Ended
		Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Gain on financial instruments at fair value through profit or loss mandatorily measured at fair value		₩ 58,692,000,000		₩ 196,959,000,000
Gain on financial instruments held for trading		0		0	₩ 6,123,000,000
Gain(loss) on financial instruments at fair value through profit or loss designated as upon initial recognition		(33,237,000,000)		17,484,000,000
Loss on financial instruments designed as at fair value through profit or loss		0		0	(110,950,000,000)
Total	[1]	25,455,000,000	$ 22,030,000	214,443,000,000	0
Total	[1]	₩ 0	$ 0	₩ 0	₩ (104,827,000,000)

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 were prepared in accordance with IFRS 9; however, the comparative consolidated statement of comprehensive income for the year ended December 31, 2017 was not retrospectively restated in accordance with IFRS 9